Fair Value, Assets and Liabilities Measured at Fair Value Non-recurring (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Assets measured at fair value on a non-recurring basis [Abstract]
Other Real Estate Owned, Valuation Technique [Extensible List]	us-gaap:MarketApproachValuationTechniqueMember	us-gaap:MarketApproachValuationTechniqueMember
Other Real Estate Owned, Measurement Input [Extensible List]	us-gaap:MeasurementInputComparabilityAdjustmentMember	us-gaap:MeasurementInputComparabilityAdjustmentMember
Impaired loans [Abstract]
Fair value assets transfers from Level 1 to Level 2	$ 0	$ 0
Fair value assets transfers from Level 2 to Level 1	0	0
Other real estate owned, commercial real estate	560	541
Other real estate owned, residential real estate properties	1,100	2,700
Valuation charge on other real estate owned	769	1,100
Impaired loans	22,288	24,280
Collateral dependent impaired loans	459	844
Gross charge offs, residential impaired loans	67	151
Nonrecurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets measured at fair value on a non-recurring basis [Abstract]
Other real estate owned	0	0
Impaired loans [Abstract]
Real estate mortgage - 1 to 4 family	0	0
Nonrecurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets measured at fair value on a non-recurring basis [Abstract]
Other real estate owned	0	0
Impaired loans [Abstract]
Real estate mortgage - 1 to 4 family	0	0
Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets measured at fair value on a non-recurring basis [Abstract]
Other real estate owned	1,675	3,246
Impaired loans [Abstract]
Real estate mortgage - 1 to 4 family	$ 459	$ 844
Nonrecurring [Member] | Minimum [Member]
Assets measured at fair value on a non-recurring basis [Abstract]
Other real estate owned, unobservable inputs	0.01	0.01
Nonrecurring [Member] | Maximum [Member]
Assets measured at fair value on a non-recurring basis [Abstract]
Other real estate owned, unobservable inputs	0.14	0.14
Nonrecurring [Member] | Weighted Average [Member]
Assets measured at fair value on a non-recurring basis [Abstract]
Other real estate owned, unobservable inputs	0.07	0.07
Nonrecurring [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Minimum [Member] | Sales Comparison Approach [Member] | us-gaap_MeasurementInputComparabilityAdjustmentMember
Impaired loans [Abstract]
Impaired loans, unobservable inputs	0.05	0.05
Nonrecurring [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Maximum [Member] | Sales Comparison Approach [Member] | us-gaap_MeasurementInputComparabilityAdjustmentMember
Impaired loans [Abstract]
Impaired loans, unobservable inputs	0.14	0.14
Nonrecurring [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Weighted Average [Member] | Sales Comparison Approach [Member] | us-gaap_MeasurementInputComparabilityAdjustmentMember
Impaired loans [Abstract]
Impaired loans, unobservable inputs	0.1	0.1
Nonrecurring [Member] | Carrying Value [Member]
Assets measured at fair value on a non-recurring basis [Abstract]
Other real estate owned	$ 1,675	$ 3,246
Impaired loans [Abstract]
Real estate mortgage - 1 to 4 family	$ 459	$ 844